Other operating (expense) / income, net - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Gain from disposal of farmland and other assets	$ 0	$ 2,064	$ 1,354
Loss from the sale of subsidiaries	10	(554)	0
Loss from commodity derivative financial instrument	(15,990)	(8,320)	(618)
(Loss) / gain from disposal of other property items	(397)	2,198	(329)
Net (loss) / gain from fair value adjustment of investment property	(4,331)	1,077	(325)
Others	1,940	5,522	(904)
Other operating income, net	$ (18,768)	$ 1,987	$ (822)